Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Allowance for loan losses
Balance at beginning of period	SFr 899	SFr 938	SFr 962	SFr 938	SFr 866
Net movements recognized in statements of operations	70	66	(13)	136	113
Gross write-offs	(53)	(99)	(108)	(152)	(147)
Recoveries	9	12	11	21	34
Net write-offs	(44)	(87)	(97)	(131)	(113)
Provisions for interest	5	(6)	4	(1)	6
Foreign currency translation impact and other adjustments, net	(13)	(12)	7	(25)	(9)
Balance at end of period	917	899	863	917	863
of which individually evaluated for impairment	712	689	623	712	623
of which collectively evaluated for impairment	205	210	240	205	240
Gross loans held at amortized cost
Gross loans held at amortized cost	258,268	258,766	254,015	258,268	254,015	SFr 257,515
of which individually evaluated for impairment	2,240	2,211	2,304	2,240	2,304
of which collectively evaluated for impairment	256,028	256,555	251,711	256,028	251,711
Loans held at amortized cost
Purchases	734	924	720	1,658	1,415
Reclassifications from loans held-for-sale	0	0	47	0	125
Reclassifications to loans held-for-sale	705	3,104	762	3,809	2,296
Sales	907	2,789	30	3,696	30
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	682	722	765	722	650
Net movements recognized in statements of operations	56	49	(20)	105	106
Gross write-offs	(36)	(85)	(86)	(121)	(105)
Recoveries	7	6	9	13	29
Net write-offs	(29)	(79)	(77)	(108)	(76)
Provisions for interest	2	2	2	4	1
Foreign currency translation impact and other adjustments, net	(9)	(12)	6	(21)	(5)
Balance at end of period	702	682	676	702	676
of which individually evaluated for impairment	540	512	482	540	482
of which collectively evaluated for impairment	162	170	194	162	194
Gross loans held at amortized cost
Gross loans held at amortized cost	108,550	110,640	109,501	108,550	109,501	112,445
of which individually evaluated for impairment	1,633	1,574	1,654	1,633	1,654
of which collectively evaluated for impairment	106,917	109,066	107,847	106,917	107,847
Loans held at amortized cost
Purchases	734	924	720	1,658	1,415
Reclassifications from loans held-for-sale	0	0	47	0	125
Reclassifications to loans held-for-sale	705	3,104	253	3,809	664
Sales	907	2,789	30	3,696	30
Consumer
Allowance for loan losses
Balance at beginning of period	217	216	197	216	216
Net movements recognized in statements of operations	14	17	7	31	7
Gross write-offs	(17)	(14)	(22)	(31)	(42)
Recoveries	2	6	2	8	5
Net write-offs	(15)	(8)	(20)	(23)	(37)
Provisions for interest	3	(8)	2	(5)	5
Foreign currency translation impact and other adjustments, net	(4)	0	1	(4)	(4)
Balance at end of period	215	217	187	215	187
of which individually evaluated for impairment	172	177	141	172	141
of which collectively evaluated for impairment	43	40	46	43	46
Gross loans held at amortized cost
Gross loans held at amortized cost	149,718	148,126	144,514	149,718	144,514	145,070
of which individually evaluated for impairment	607	637	650	607	650
of which collectively evaluated for impairment	149,111	147,489	143,864	149,111	143,864
Loans held at amortized cost
Purchases	0	0	0	0	0
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	0	0	509	0	1,632
Sales	0	0	0	0	0
Bank
Allowance for loan losses
Balance at beginning of period		937		937	865
Net movements recognized in statements of operations				136	113
Gross write-offs				(152)	(147)
Recoveries				21	34
Net write-offs				(131)	(113)
Provisions for interest				(1)	6
Foreign currency translation impact and other adjustments, net				(25)	(9)
Balance at end of period	916		862	916	862
of which individually evaluated for impairment	711		622	711	622
of which collectively evaluated for impairment	205		240	205	240
Gross loans held at amortized cost
Gross loans held at amortized cost	261,769		256,853	261,769	256,853	260,498
of which individually evaluated for impairment	2,228		2,292	2,228	2,292
of which collectively evaluated for impairment	259,541		254,561	259,541	254,561
Loans held at amortized cost
Purchases				1,658	1,415
Reclassifications from loans held-for-sale				0	125
Reclassifications to loans held-for-sale				3,809	2,296
Sales				3,696	30
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period		721		721	649
Net movements recognized in statements of operations				105	106
Gross write-offs				(121)	(105)
Recoveries				13	29
Net write-offs				(108)	(76)
Provisions for interest				4	1
Foreign currency translation impact and other adjustments, net				(21)	(5)
Balance at end of period	701		675	701	675
of which individually evaluated for impairment	539		481	539	481
of which collectively evaluated for impairment	162		194	162	194
Gross loans held at amortized cost
Gross loans held at amortized cost	112,051		112,339	112,051	112,339	115,428
of which individually evaluated for impairment	1,621		1,642	1,621	1,642
of which collectively evaluated for impairment	110,430		110,697	110,430	110,697
Loans held at amortized cost
Purchases				1,658	1,415
Reclassifications from loans held-for-sale				0	125
Reclassifications to loans held-for-sale				3,809	664
Sales				3,696	30
Bank | Consumer
Allowance for loan losses
Balance at beginning of period		SFr 216		216	216
Net movements recognized in statements of operations				31	7
Gross write-offs				(31)	(42)
Recoveries				8	5
Net write-offs				(23)	(37)
Provisions for interest				(5)	5
Foreign currency translation impact and other adjustments, net				(4)	(4)
Balance at end of period	215		187	215	187
of which individually evaluated for impairment	172		141	172	141
of which collectively evaluated for impairment	43		46	43	46
Gross loans held at amortized cost
Gross loans held at amortized cost	149,718		144,514	149,718	144,514	SFr 145,070
of which individually evaluated for impairment	607		650	607	650
of which collectively evaluated for impairment	SFr 149,111		SFr 143,864	149,111	143,864
Loans held at amortized cost
Purchases				0	0
Reclassifications from loans held-for-sale				0	0
Reclassifications to loans held-for-sale				0	1,632
Sales				SFr 0	SFr 0